UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X]; Amendment Number: __
This Amendment (Check only one):    [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bristol Investment Partners LLC
Address: 777 Post Road, 2nd Floor
         Darien, CT 06820

Form 13F File Number: 1. 028-14061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anna Povinelli
Title: Chief Compliance Officer
Phone: 203 656 2432

Signature, Place, and Date of Signing:

 /s/ Anna Povinelli           Darien, CT                  3/31/2012
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  21
Form 13F Information Table Value Total:  $318,886,000

List of Other Included Managers:

NONE

Bristol Investment Partners LLC
                           FORM 13F INFORMATION TABLE

                                                             VALUE     SHARES  SH/   PUT/  INVSTMT  OTHER         VOTING AUTHORITY
 NAME OF ISSUER               TITLE OF CLASS       CUSIP    (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
 --------------               --------------       -----    --------  -------  ---   ----  -------  --------    ----    ------  ----
AURICO GOLD INC               COM                05155C105       15815 1782938 SH           SOLE              1782938      0      0
B2GOLD                        COM                11777Q209        8163 1904835 SH           SOLE              1904835      0      0
BARRICK GOLD CORP  	      COM                067901108       13486  310156 SH           SOLE               310156      0      0
CGA MINING LTD                COM                Q22628103        8648 4384142 SH           SOLE              4384142      0      0
DETOUR GOLD CORP              COM                250669108       22762  914067 SH           SOLE               914067      0      0
DUNDEE PRECIOUS METALS INC    COM                265269209        7505  823699 SH           SOLE               823699      0      0
ELDORADO GOLD CORP            COM                284902103       38378 2793114 SH           SOLE              2793114      0      0
EUROPEAN GOLDFIELDS LTD       COM                298774100       46845 4027194 SH           SOLE              4027194      0      0
EXETER RESOURCE CORP          COM                301835104        6019 2196589 SH           SOLE              2196589      0      0
GABRIEL RESOURCES LTD         COM                361970106        6601 1405607 SH           SOLE              1405607      0      0
GOLD FIELDS LTD-SPONS ADR     ADRS               38059T106       14407 1036481 SH           SOLE              1036481      0      0
IVANHOE MINES                 COM                46579N103       23061 1465127 SH           SOLE              1465127      0      0
JAGUAR MINING INC             COM                47009M103       35993 7707342 SH           SOLE              7707342      0      0
MINEFINDERS                   COM                602900102       20628 1484024 SH           SOLE              1484024      0      0
NEW GOLD INC                  COM                644535106       16713 1691552 SH           SOLE              1691552      0      0
NEWMONT MINING CORP           COM                651639106       17580  342900 SH           SOLE               342900      0      0
NORTHERN DYNASTY MINERALS     COM                66510M204       11301 1858771 SH           SOLE              1858771      0      0
OSISKO EXPLORATION LTD        COM                688278100       16338 1409037 SH           SOLE              1409037      0      0
PAN AMERICAN SILVER CORP      COM                697900108        5960  270172 SH           SOLE               270172      0      0
SEABRIDGE GOLD INC            COM                811916105       17524  872272 SH           SOLE               872272      0      0
